UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund:  BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund,

      Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.3%
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/22	$2,750	$2,776,950
4.75%, 1/01/25	2,200	2,216,060

		4,993,010
Alaska — 0.7%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,137,649
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/19 (a)	765	901,774
6.00%, 9/01/28	435	509,829

		2,549,252
Arizona — 0.9%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	3,008,313
5.00%, 10/01/29	400	445,676

		3,453,989
California — 18.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (b):
5.40%, 10/01/24	10,185	10,911,598
5.45%, 10/01/25	3,700	3,960,628
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,298,550
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 8/01/37 (c)	2,400	884,448
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	550	631,658
Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,453,308
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/37	1,090	1,263,136

Municipal Bonds	Par (000)	Value
California (continued)
California State University, Refunding RB, Series A:
5.00%, 5/01/17 (a)	$850	$897,770
5.00%, 11/01/37	1,150	1,202,750
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,480	1,676,781
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,536,866
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	850	1,002,813
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	1,500	1,568,880
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,175	2,650,999
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	1,300	1,387,698
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	2,500	1,841,800
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (c)	3,750	1,761,150
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/38 (c)	5,000	2,224,350
San Diego California Unified School District, GO, CAB, Election of 2008 (c):
Series C, 0.00%, 7/01/38	1,600	670,016
Series G, 0.00%, 7/01/34	650	293,182
Series G, 0.00%, 7/01/35	690	292,415
Series G, 0.00%, 7/01/36	1,035	412,458
Series G, 0.00%, 7/01/37	690	258,660
San Diego California Unified School District, GO, Refunding, Series R-1 (c):
0.00%, 7/01/30	5,000	3,181,200
0.00%, 7/01/31	1,280	769,152

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Community College District California, GO, CAB, Election of 2006 (c):
0.00%, 8/01/31	$2,145	$1,121,492
0.00%, 8/01/32	2,680	1,313,977
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	813,820
5.00%, 8/01/38	600	695,856
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 9/01/30 (c)	12,740	8,528,411
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (c)	5,500	2,547,380
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,475,865

		69,529,067
Colorado — 0.9%
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/45	990	1,112,661
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	2,000	2,298,000

		3,410,661
District of Columbia — 1.5%
District of Columbia Ballpark Revenue, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,480	5,497,974
Florida — 14.9%
City of Tallahassee FL Energy System Revenue, RB, 5.00%, 10/01/37	7,500	7,966,800
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,600	1,793,376
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	850	951,235
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	2,625	2,789,483

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	$1,450	$1,678,288
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,428,472
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,127,165
5.38%, 10/01/32	3,160	3,575,161
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,557,850
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	2,025	2,478,904
Series B, AMT, 6.00%, 10/01/30	640	796,614
Series B, AMT, 6.25%, 10/01/38	415	516,459
Series B, AMT, 6.00%, 10/01/42	660	787,776
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	217,415
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,490	3,950,191
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (a)	2,000	2,047,360
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,000	2,336,240
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	305,880
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,358,320
5.38%, 10/01/29	1,050	1,244,523
Miami-Dade County School Board Foundation, Inc., 5.00%, 5/01/33	10,000	10,775,600

2	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Florida (continued)
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/16 (a)	$1,000	$1,031,080

		54,714,192
Georgia — 3.6%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,150	1,239,527
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	500	596,265
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	10,418,580
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	140	159,501
5.00%, 4/01/44	625	688,769

		13,102,642
Illinois — 18.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	5,110	5,967,356
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/34	3,750	3,616,500
Project, 5.25%, 1/01/33	1,185	1,187,998
City of Chicago Illinois, GO, 5.25%, 1/01/35	400	401,528
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	3,425	3,585,530
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	1,012,977
Sales Tax Receipts, 5.25%, 12/01/36	595	655,803
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	225	247,237
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	650	767,215
6.00%, 8/15/41	1,000	1,186,980

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB, Silver Cross Hospital and Medical Centers:
4.13%, 8/15/37	$700	$722,589
5.00%, 8/15/44	350	386,600
Illinois HDA, RB, Liberty Arms Senior Apartments, M/F Housing, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,105	2,111,104
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/17 (a)	1,000	1,048,100
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	12,490	12,663,861
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 1/01/33	9,145	10,633,257
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (c):
0.00%, 12/15/26	5,000	3,370,950
0.00%, 12/15/33	9,950	4,650,530
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (c)	3,450	946,508
4.25%, 6/15/42	950	947,748
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	812,383
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	5,555	6,428,468
State of Illinois, GO:
5.25%, 2/01/33	830	902,841
5.50%, 7/01/33	820	920,097
5.25%, 2/01/34	830	899,886
5.50%, 7/01/38	445	493,211
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	905	1,010,939

		67,578,196
Indiana — 0.9%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,298,374

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	$515	$557,050
Private Activity Bond, Ohio River Bridges, AMT, 5.00%, 7/01/40	890	963,870
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.25%, 1/01/29	600	671,226

		3,490,520
Iowa — 3.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	5,725	6,464,040
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,465	2,660,179
5.70%, 12/01/27	1,115	1,196,674
5.80%, 12/01/29	755	809,337
5.85%, 12/01/30	790	847,504

		11,977,734
Louisiana — 1.2%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/40	2,795	3,102,534
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,418,400

		4,520,934
Massachusetts — 1.5%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,150	1,202,198
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,280	1,485,645

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	$2,530	$2,679,447

		5,367,290
Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,722,400
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	400	452,548
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	2,011,474
Michigan Finance Authority, RB, Beaumont Health Credit Group, 4.00%, 11/01/46 (d)	470	469,149
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,040	1,167,733
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	168,696
Series I-A, 5.38%, 10/15/41	700	814,394
Series II-A (AGM), 5.25%, 10/15/36	900	1,019,142
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	790	847,623
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	380	429,073

		10,102,232
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	385	444,301
6.50%, 11/15/38	2,115	2,398,389

		2,842,690
Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	750	847,793

4	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/32	$5,000	$5,663,950

		6,511,743
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	986,000
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	500	561,600
(AGM), 5.25%, 7/01/39	3,800	4,269,718
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	75	75,400

		5,892,718
New Jersey — 9.3%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	3,125	3,161,594
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,891,338
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	685	766,947
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	895	997,755
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	1,975	2,265,068
School Facilities Construction (AGC), 6.00%, 12/15/34	25	28,326
Series WW, 5.25%, 6/15/33	155	170,147
Series WW, 5.00%, 6/15/34	205	219,565
Series WW, 5.00%, 6/15/36	1,245	1,326,460
Series WW, 5.25%, 6/15/40	265	286,799
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	545	614,422
5.75%, 12/01/27	3,520	3,989,568
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,125	1,182,038

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	$1,460	$1,591,108
Transportation Program, Series AA, 5.00%, 6/15/38	1,760	1,868,715
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,163,980
Transportation System, Series AA, 5.50%, 6/15/39	1,150	1,267,702
Transportation System, Series B, 5.50%, 6/15/31	1,000	1,098,820
Transportation System, Series B, 5.00%, 6/15/42	2,500	2,612,400
Transportation System, Series D, 5.00%, 6/15/32	625	675,169

		34,177,921
New York — 5.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,425	1,692,002
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,600	1,809,200
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	2,750	3,109,563
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,761,274
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	1,500	1,599,555
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	700	814,982
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	4,000	4,630,640
New York State Dormitory Authority, RB, Series B, 5.75%, 3/15/36	1,200	1,376,832

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York HFA, RB, Affordable Housing, M/F, Series B, AMT, 5.30%, 11/01/37	$2,500	$2,567,675

		19,361,723
Ohio — 1.4%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	659,532
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 2/15/37 (c)	10,000	4,566,100

		5,225,632
Pennsylvania — 5.3%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	1,600	1,762,064
Pennsylvania Economic Development Financing Authority, RB, AMT:
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	1,305	1,439,846
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/34	7,290	8,156,562
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,125	4,682,700
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	705,814
Series C, 5.50%, 12/01/33	555	676,812
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	575	677,137
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	765	871,396
Philadelphia School District, GO:
2015-3, Series F, 6.00%, 9/01/38	395	437,407
Series E, 6.00%, 9/01/18 (a)	5	5,662

		19,415,400
Rhode Island — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	1,055	1,069,412

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B (continued):
5.00%, 6/01/50 (d)	$675	$699,941

		1,769,353
South Carolina — 5.9%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	140,643
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	2,330	2,614,050
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	3,366,690
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	8,725	10,045,267
Series E, 5.50%, 12/01/53	745	857,435
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,080	2,384,221
Series A, 5.50%, 1/01/19 (a)	80	90,814
Series A, 5.50%, 1/01/19 (a)	920	1,042,921
Series E, 5.25%, 12/01/55	1,050	1,191,487

		21,733,528
Tennessee — 1.6%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,763,700
Texas — 13.7%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 1/01/40	505	569,226
Central Texas Turnpike System, Refunding RB, Series B, 0.00%, 8/15/37 (c)	1,815	736,818
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,450,868
5.38%, 11/15/38	1,350	1,516,293
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	575	652,614

6	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	$2,130	$920,245
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	875,048
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,174,613
Series D, 5.00%, 11/01/42	1,500	1,639,185
Series H, 5.00%, 11/01/32	3,000	3,368,820
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,157,637
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,420	1,327,336
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	1,725	1,805,437
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/43 (c)	1,500	385,965
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/28	2,795	3,191,219
1st Tier System, Series K-2 (AGC), 6.00%, 1/01/38	4,015	4,534,541
1st Tier System, Series S, 5.75%, 1/01/18 (a)	805	881,829
1st Tier System, Series SE, 5.75%, 1/01/40	795	859,562
1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,800	4,256,532
Series B, 5.00%, 1/01/40	1,495	1,697,617
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (c):
0.00%, 9/15/35	4,990	2,112,117
0.00%, 9/15/36	11,525	4,594,672
0.00%, 9/15/37	8,245	3,091,875
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	705	795,282
Natural Gas Utility Improvements, 5.00%, 12/15/31	1,190	1,346,354

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	$3,080	$3,393,513

		50,335,218
Utah — 1.5%
Utah Transit Authority, RB, Series A, 5.00%, 6/15/18 (a)	5,000	5,501,950
Washington — 1.1%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/17 (a)	1,600	1,721,856
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,015	1,131,197
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	525	577,553
5.25%, 10/01/39	625	696,612

		4,127,218
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,560,543
Total Municipal Bonds — 120.8%		444,507,030

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.8%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,338,756
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,599,975

		2,938,731
California — 1.9%
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,500	2,668,650
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	462,275

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
San Diego County Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (a)	$466	$513,109
5.00%, 5/01/33	2,344	2,544,958
University of California, RB, Series O, 5.75%, 5/15/19 (a)	840	973,983

		7,162,975
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (f)	900	1,015,182
5.00%, 2/01/41	7,000	7,656,390

		8,671,572
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,592,551
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,005	1,175,334
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	1,779	2,022,184
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,888,425

		6,085,943
Florida — 5.4%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (f)	4,000	4,257,880
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,480	5,103,123
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	4,621	5,252,992
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	3,544	3,949,697

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Florida (continued)
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	$1,349	$1,435,165

		19,998,857
Illinois — 4.4%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	2,000	2,051,500
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	260	271,621
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	4,399	4,898,098
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	2,730	3,141,838
Senior Priority, Series B, 5.50%, 1/01/18 (a)	1,880	2,050,525
Senior, Series B, 5.00%, 1/01/40	1,050	1,211,065
Series A, 5.00%, 1/01/38	2,138	2,401,087

		16,025,734
Louisiana — 1.5%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/16 (a)	5,400	5,465,178
Michigan — 3.2%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 5.00%, 11/01/44	1,970	2,212,489
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	7,550	8,408,586
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	870	995,106

		11,616,181
Nevada — 3.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	3,778	4,332,470
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	1,829	2,110,390

8	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series B (continued):
5.50%, 7/01/29	$4,499	$5,147,254

		11,590,114
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,840	1,969,031
New York — 4.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,402,139
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	5,680	6,495,806
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,665	1,980,601
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,470	4,084,120
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	1,300	1,448,863

		15,411,529
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	580	656,775
South Carolina — 0.4%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	1,275	1,445,353
Texas — 0.6%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,293,412

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$350	$396,617
Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	4,004	4,309,215
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,880	3,544,646

		7,853,861
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	1,980	2,198,790
Series C, 5.25%, 4/01/39 (f)	1,430	1,554,600

		3,753,390
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.0%		124,927,804
Total Long-Term Investments (Cost — $511,694,880) — 154.8%		569,434,834

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (f)(g)	3,369,769	3,369,769
Total Short-Term Securities (Cost — $3,369,769) — 0.9%		3,369,769
Total Investments (Cost — $515,064,649) — 155.7%		572,804,603
Other Assets Less Liabilities — 0.8%		3,020,587
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.8)%		(65,498,676)
VRDP Shares, at Liquidation Value — (38.7)%		(142,500,000)

Net Assets Applicable to Common Shares — 100.0%		$367,826,514

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$450,495,846

Gross unrealized appreciation	$57,917,443
Gross unrealized depreciation	(1,097,094)

Net unrealized appreciation	$56,820,349

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2016 to December 1, 2029, is $14,060,616.
(g)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	3,369,769	3,369,769	—
FFI Institutional Tax-Exempt Fund	1,577,185	(1,577,185)	—	$397

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(39)	5-Year U.S. Treasury Note	March 2016	$4,706,203	$(68,485)
(46)	10-Year U.S. Treasury Note	March 2016	$5,960,594	(127,120)
(28)	Long U.S. Treasury Bond	March 2016	$4,508,875	(162,871)
(3)	Ultra U.S. Treasury Bond	March 2016	$498,562	(24,520)
Total				$(382,996)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds

10	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$569,434,834	—	$569,434,834
Short-Term Securities	$3,369,769	—	—	3,369,769

Total	$3,369,769	$569,434,834	—	$572,804,603

[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016	11

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(382,996)	—	—	$(382,996)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$223,900	—	—	$223,900
Liabilities:
TOB Trust Certificates	—	$(65,488,408)	—	(65,488,408)
VRDP Shares	—	(142,500,000)	—	(142,500,000)

Total	$223,900	$(207,988,408)	—	$(207,764,508)

During the period ended January 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 22, 2016